Consolidated Interim Statements of the Financial Position (Unaudited) - CAD ($)	Mar. 31, 2024	Dec. 31, 2023
Assets
Cash	$ 9,172,068	$ 3,113,934
Accounts receivable	203,886	189,434
Prepaid expenses	90,654	25,372
Total Current Assets	9,466,608	3,328,740
Intangible assets	33,463,103	33,463,103
Property and equipment	7,033	9,525
Total Assets	42,936,744	36,801,368
Liabilities
Trade payables and accrued liabilities	362,670	258,515
Related Parties	364,843	450,048
Deferred revenue	99,661	131,794
Long term loan – current portion	47,509	46,680
Total Current Liabilities	874,683	887,037
Long term loan	26,834	38,427
Derivative warrants liabilities	37,386,626	958,146
Liabilities for employee benefits	94,964	91,533
Total Liabilities	38,383,107	1,975,143
Shareholders’ equity
Share capital	59,420,609	59,367,042
Shares to be issued	53,567	53,567
Share-based payment reserve	379,218	711,267
Translation differences reserve	(26,076)	(7,246)
Capital reserve for re-measurement of defined benefit plan	13,886	13,764
Accumulated Deficit	(55,287,567)	(25,312,169)
Total Shareholders’ equity	4,553,637	34,826,225
Total Liabilities and Shareholders’ Equity	$ 42,936,744	$ 36,801,368